Related Party Transactions (Details) ¥ in Millions		12 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)
Related Party Transactions [Line Items]
Accounts receivable		$ 1,000,000
Due from related parties	[1]	$ 215,402			$ 28,852
Related Party [Member]
Related Party Transactions [Line Items]
Percentage of accounts receivable		39.20%	39.20%
Related Party [Member] | Zhongjin Kanglu [Member]
Related Party Transactions [Line Items]
Due from related parties					$ 4,189,813
Zhongjin Kanglu [Member]
Related Party Transactions [Line Items]
Due from related parties				$ 4,113,000
Temporary working capital		$ 4,113,000	¥ 30.0

[1]	Other receivables primarily include advances to employees for business development, rental security deposit for the Company’s office lease and VAT tax refunds receivables and balances to be collected from third-party entities that do not relate to the Company’s normal sales activities.